Office Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Office Lease

Note 7 – Office Lease

The Company signed an Office Lease Agreement (the “Lease Agreement”) on April 24, 2008. The Lease Agreement commenced on June 1, 2008 and expired June 1, 2011. On March 8, 2011 the Lease Agreement was amended to extend the expiration date to May 31, 2012.  At March 31, 2012, minimum future lease payments to be paid through May 31, 2012 under the non-cancelable operating lease for office space are $4,629.

Note 11 – Office Lease

The Company signed an Office Lease Agreement (the “Lease Agreement”) on April 24, 2008. The Lease Agreement commenced on June 1, 2008 and expired June 1, 2011. On March 8, 2011 the Lease Agreement was amended to extend the expiration date to May 31, 2012.  At December 31, 2011, minimum future lease payments to be paid through May 31, 2012 under the non-cancelable operating lease for office space are $11,573.